Business Combination	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Business Combination

Note 4. Business Combination

On October 15, 2015, the Company acquired IDG. Pursuant to the Purchase Agreement, the Company acquired 100% of the capital stock of IDG. Group Mobile and 70% of FLI Charge were also acquired through the purchase of IDG. Group Mobile is a company with full-service customer support in rugged computers, mobile devices and accessories. FLI Charge owns patented conductive wireless charging technology and is focused on innovation, sales, manufacturing and licensing its technology in various industries, such as automotive, furniture and others.

As consideration for the acquisition, the Company issued an equivalent of 1,666,667 common stock (after giving effect to the Reverse Stock Split), which were issued as follows: (i) 1,604,167 shares of the Company’s newly designated Series B Convertible Preferred Stock (“Series B Preferred”), convertible into 1,604,167 shares of the Company’s common stock, (ii) 57,500 shares of the Company’s unregistered common stock issued to one of the sellers, who is a former chief executive officer and director of IDG, in consideration of his forgiveness of debt and (iii) 5,000 shares of the Company’s common stock for transaction related services. A total of 240,625 Series B Preferred shares were placed in escrow to secure certain of the sellers’ indemnity obligations under the Purchase Agreement for a period of up to 12 months. On November 27, 2015, all Series B Preferred outstanding shares were converted into unregistered common stock of the Company, resulting in the issuance of 1,604,167 shares of common stock. On April 20, 2016, 85,121 shares of common stock were released from escrow.

Purchase consideration value was determined based on the market value of the Company’s common stock at the date of the transactions, discounted for the fact that the shares are restricted as to their marketability for a period of six months from the issuance date.

The transaction has been accounted for as a business combination. Assets acquired and liabilities assumed were recorded at their fair values at the closing date. The purchase price consideration was as follows:

October 15, 2015 Acquisition:	Fair Value
Series B Preferred Stock	$5,378
Debt assumed, settled in shares	193
Total share value issued	$5,571

The purchase price for the acquisition was allocated to the net tangible and intangible assets based on their fair values as of the closing date. The excess of the purchase price over the net tangible assets and intangible assets was recorded as goodwill. The purchase price allocation was as follows:

Fair Value
Assets:
Cash and cash equivalents	$144
Accounts receivable	245
Inventory	234
Prepaid expenses	18
Current Assets	641
Intangible assets	2,146
Goodwill	4,863
Total Assets	7,650
Liabilities:
Accounts payable	464
Credit line	270
Accrued expenses	44
Other current liabilities	173
Deferred tax liabilities	866
Total liabilities	1,817
Non-controlling interest in FLI Charge	262
Total	$5,571

The allocation of the purchase price was based upon a valuation and the Company’s estimates and assumptions, which are subject to change within the measurement period (up to one year from the acquisition dates). The principal area of potential purchase price adjustments relate to the shares placed in escrow.

In connection with the acquisition, the Company also entered into a Consulting Agreement with IDG’s former chief executive officer and director for a term of six months and payment of $9 per month. The Company also issued to a finder a warrant to purchase up to an aggregate of 50,000 shares of common stock of the Company, at an exercise price of $5.00 per share, expiring on April 15, 2021. The fair value of the warrant was $114 and was recorded as an expense in general and administrative expenses.

On December 28, 2015, the Company acquired the remaining 30% interest in FLI Charge from third parties. In conjunction with the transaction, the Company issued 110,000 shares of its unregistered common stock for total consideration of $262. The fair value of the consideration for financial reporting purposes was determined based on the market value of the shares at the date of the transaction, discounted due to the restricted nature of the shares and the effect this has on their marketability. The issuance of these shares have no impact on the allocation of the purchase consideration pursuant to FASB ASC 810 and was recorded as an equity transaction.

Note 5. Business Combination

On October 15, 2015, the Company acquired IDG. Pursuant to the Purchase Agreement, the Company acquired 100% of the capital stock of IDG. Fli Charge, in which IDG owned 70% of the capital stock and control of its operations, and the wholly-owned Group Mobile were also acquired through the purchase of IDG. Fli Charge owns patented conductive wire-free charging technology and is focused on innovation, sales, manufacturing and licensing its technology in various industries, such as automotive, furniture and others. Group Mobile is a company with full service customer support in rugged computers, mobile devices and accessories.
As consideration for the acquisition, the Company issued an equivalent of 1,666,667 common shares (after giving effect to the Reverse Stock Split), which were issued as follows: (i) 1,604,167 shares of the Company’s newly designated Series B Convertible Preferred Stock (“Series B Preferred”), convertible into 1,604,167 shares of the Company’s common stock, (ii) 57,500 shares of the Company’s unregistered common stock issued to one of the sellers, who is a former Chief Executive Officer and Director, in consideration of his forgiveness of debt and (iii) 5,000 shares of the Company’s common stock for transaction related services. A total of 240,625 Series B Preferred shares were placed in escrow to secure certain of the sellers’ indemnity obligations under the Purchase Agreement for a period of up to 12 months. On November 27, 2015, all Series B Preferred outstanding shares were converted into unregistered common stock of the Company, resulting in the 1,604,167 shares of common stock.
Purchase consideration value was determined based on the market value of the Company’s common shares at the date of the transactions, discounted for the fact that the shares are restricted as to their marketability for a period of six months from the issuance date.
The transaction has been accounted for as a business combination. Assets acquired and liabilities assumed were recorded at their fair values at the closing date. The purchase price consideration is as follows:

October 15, 2015 Acquisition:	Fair Value
Series B Preferred Stock	$5,378
Debt assumed, settled in shares	193
Total share value issued	$5,571
The purchase price for the acquisition was allocated to the net tangible and intangible assets based on their fair values as of the closing date. The excess of the purchase price over the net tangible assets and intangible assets was recorded as goodwill.
The purchase price allocation is as follows:

Fair Value
Assets:
Cash and cash equivalents	$144
Accounts receivable	245
Inventory	234
Prepaid expenses	18
Current Assets	641
Intangible assets	2,146
Goodwill	4,863
Total Assets	$7,650
Liabilities:
Accounts payable	$464
Credit line	270
Accrued expenses	44
Other current liabilities	173
Deferred tax liabilities	866
Total liabilities	1,817
Noncontrolling interest in Fli Charge	262
Total	$5,571
The allocation of the purchase price was based upon a valuation and the Company’s estimates and assumptions, which are subject to change within the measurement period (up to one year from the acquisition dates). The principal area of potential purchase price adjustments relate to the shares placed in escrow.
In connection with the acquisition, the Company also entered into a Consulting Agreement with IDG’s former Chief Executive Officer and director for an initial term of six months, which may be extended on a month-to-month basis or longer thereafter, and the payment of $9 per month. The Company also issued to a finder a warrant to purchase up to an aggregate of 50,000 shares of common stock of the Company, at an exercise price of $5.00 per share, expiring on April 15, 2021. The fair value of the warrant was $114 and was recorded as an expense in general and administrative expenses.
On December 28, 2015, the Company acquired the remaining 30% interest in Fli Charge from third parties. In conjunction with the transaction, the Company issued 110,000 shares of its unregistered common stock for total consideration of $262. The fair value of the consideration for financial reporting purposes was determined based on the market value of the shares at the date of the transaction, discounted due to the restricted nature of the shares and the effect this has on their marketability. The issuance of these shares have no impact on the allocation of the purchase consideration pursuant to FASB ASC 810 and was recorded as an equity transaction.